Cash and cash equivalents - Types of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents.
Cash on hand	$ 43	$ 44
Cash in banks	529,606	662,407
Total cash	529,649	662,451
Short-term deposits, classified as cash equivalents	1,099,441	237,655
Short-term investments, classified as cash equivalents	1,026,146	614,945
Total cash equivalents	2,125,587	852,600
Total cash and cash equivalents	$ 2,655,236	$ 1,515,051	$ 509,102	$ 588,530